Activity in Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation
Benefit obligation at beginning of year			$ 10,263	$ 11,205	$ 11,205	$ 11,554	$ 11,127
Interest cost	111	115	223	230	459	492	606
Actuarial loss (gain)					81	(62)	1,703
Benefits paid					(1,464)	(774)	(2,057)
Change in obligation due to plan change					0	0	135
Settlement (gain) loss					(18)	(5)	40
Benefit obligation at end of year					10,263	11,205	11,554
Change in plan assets
Fair value of plan assets at beginning of year			10,000	9,513	9,513	9,047	11,306
Actual return on plan assets					1,951	1,240	(202)
Benefits paid					(1,464)	(774)	(2,057)
Fair value of plan assets at end of year					10,000	9,513	9,047
Funded status at the end of year					(263)	(1,692)	(2,507)
Amounts recognized in the consolidated balance sheets at December 31,
Other liability					(263)	(1,692)	(2,507)
Amounts recognized in accumulated other comprehensive income (loss)
Net loss					583	2,122	3,008
Prior service cost					100	121	135
Deferred income tax benefit					(232)	(755)	(1,061)
Amount recognized					451	1,488	2,082
Components of Net Periodic Pension Benefit
Interest cost	111	115	223	230	459	492	606
Expected return on plan assets	(186)	(176)	(372)	(352)	(703)	(675)	(895)
Amortization of prior service cost due to curtailment	2	2	4	4	21	15	0
Recognized net loss due to settlement					208	132	34
Recognized net actuarial loss	0	31	0	62	124	122	0
Net periodic pension benefit	(73)	(28)	(145)	(56)	109	86	(255)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net (gain) loss					(1,518)	(886)	2,805
Prior service cost					0	0	135
Amortization of prior service cost					(21)	(15)	0
Total recognized in other comprehensive income (loss)					(1,539)	(901)	2,940
Total recognized in net periodic benefit cost and other comprehensive income (loss)					(1,430)	(815)	2,685
Weighted average assumptions for benefit obligation at end of year
Discount rate					4.35%	4.00%	4.50%
Rate of compensation increase					0.00%	0.00%	0.00%
Weighted average assumptions for net periodic pension cost at end of year
Discount rate					4.00%	4.50%	5.50%
Expected return on plan assets					8.00%	8.00%	8.00%
Rate of compensation increase					0.00%	0.00%	4.00%
Expected future interest crediting rate					3.00%	3.00%	3.00%
Accumulated Benefit Obligation					$ 10,263	$ 11,205	$ 11,554